INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Raw materials	$ 2,189	$ 2,060
Work in process	232	135
Finished goods	3,617	1,787
Total inventory	$ 6,038	$ 3,982